INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS, NET
Schedule of intangible assets with indefinite life

	As of December 31,
	2023	2024
Intangible assets with indefinite lives:
Brand names	5,327	5,235
Master brand agreement	192	192
Intangible assets with finite lives:
Franchise or manachise agreements	281	248
Purchased software	135	149
Other intangible assets	75	74
Total	6,010	5,898
Less: Accumulated amortization	204	228
Less: Accumulated impairment loss(Note2)	526	894
Total	5,280	4,776

Schedule of annual estimated amortization expense for intangible assets and unfavorable lease excluding brand name and master brand agreement

Amortization for
Intangible Assets
2025	30
2026	27
2027	25
2028	21
2029	19
Thereafter	108
Total	230